Contingencies (Details) $ in Millions, $ in Millions, $ in Millions	1 Months Ended											6 Months Ended
	Nov. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Barbados
Contingencies
Amount of tax expected to be paid in cash															$ 54.4
Global minimum tax rate (as a percent)															15.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed			$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	$ 21.9	$ 29.9
Percentage of security deposit for notice of objection against reassessment			50.00%			50.00%			50.00%											50.00%	50.00%	50.00%
Tax rate (as a percent)			30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2019 | Barbados
Contingencies
Provincial income taxes assessed												81.4	111.1
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed												$ 34.1	46.5
Contingent liability recorded																$ 47.3		$ 47.3
Percentage of security deposit for notice of objection against reassessment												50.00%		50.00%
Canada Revenue Agency Reassessment Action | Tax year 2018 through 2019 | Barbados
Contingencies
Provincial income taxes assessed	$ 64.6	$ 64.6
Canada Revenue Agency Reassessment Action | Tax year 2020 through 2024 | Barbados
Contingencies
Provincial income taxes assessed												$ 287.9	$ 392.8
Canada Revenue Agency Reassessment Action | Tax Year 2019 | Barbados
Contingencies
Percentage of security deposit for notice of objection against reassessment												50.00%		50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed			$ 21.9			$ 21.9			$ 21.9
Contingent liability recorded			8.8			8.8			8.8			$ 8.8		$ 12.0						$ 12.0	$ 12.0	$ 12.0
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded												12.9		17.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded												17.8		24.4		17.8	$ 24.4	17.8	$ 24.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2020 through 2024 | Barbados
Contingencies
Contingent liability recorded												108.9		148.6
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded			$ 19.4			$ 19.4			$ 19.4			19.4		26.5						$ 26.5	$ 26.5	$ 26.5
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2019 | Barbados
Contingencies
Contingent liability recorded												41.0		56.2
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded												19.1		26.3
Canada Revenue Agency interest and other penalties | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded																$ 21.9	$ 29.9	$ 21.9	$ 29.9
Canada Revenue Agency interest and other penalties | Tax year 2020 through 2024 | Barbados
Contingencies
Contingent liability recorded												$ 76.6		$ 104.6